Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Effect on Statements of Operations of Discontinued Operations
Effect on Statements of Operations of Discontinued Operations

	Years Ended December 31,
(In millions)	2016	2015
Net revenues
SMG Business	$678	$725
Total net revenues	678	725

Operating expenses
SMG Business (1)	748	499
Showboat Atlantic City	—	6
Other	—	1
Total operating expenses	748	506

Gain from discontinued operations
SMG Business	4,180	—

Pre-tax income/(loss) from operations
SMG Business	4,110	226
Showboat Atlantic City	—	(6)
Other	—	(1)
Total pre-tax income from discontinued operations	$4,110	$219

Income/(loss), net of income taxes
SMG Business	$3,380	$162
Showboat Atlantic City	—	(6)
Other	—	(1)
Total income from discontinued operations, net of income taxes	$3,380	$155

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(1)
Operating expenses primarily consist of platform fees and property, general, administrative, and other expenses, including stock-based compensation expense directly identifiable with employees of the SMG Business of $264 million and $29 million, respectively, for the years ended December 31, 2016 and 2015